CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Selling and distribution expenses	$ (1,425,334)	$ (423,123)
General and administrative expenses	(6,372,718)	(3,187,006)
Operating loss	(7,798,052)	(3,610,129)
Finance income	9,292	2,693
Finance expense	(561,005)	(305,483)
Other (expenses) / income	(213,747,726)	335,329
Loss before tax	(222,097,491)	(3,577,590)
Loss for the year	$ (222,097,491)	$ (3,577,590)
Earnings per share
Basic earnings per share	$ (4.65)	$ (0.09)
Diluted earnings per share	$ (4.65)	$ (0.09)
Foreign currency translation differences	$ (24,402)	$ (245,632)
Other comprehensive loss for the year, net of tax	(24,402)	(245,632)
Total comprehensive loss for the year	$ (222,121,893)	$ (3,823,222)